Shareholders' Equity - Schedule of Movement of Treasury Shares (Details) - Treasury shares [member] R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares shares
Schedule of Movement of Treasury Shares [Line Items]
Number of shares, Beginning Balance | shares
Amount, Beginning Balance | R$
Average purchase price, Beginning Balance | R$ / shares
Number of Shares, Repurchase shares | shares	3,800,000
Amount, Repurchase shares | R$	R$ 26,390,274
Average purchase price, Repurchase shares | R$ / shares	R$ 6.94
Number of shares, Ending Balance | shares	3,800,000
Amount, Ending Balance | R$	R$ 26,390,274
Average purchase price, Ending Balance | R$ / shares	R$ 6.94